Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Average interest rates on loans from banks and others	1.17%	1.43%
Short-term borrowings	¥ 4,064	¥ 3,135
Secured
Short-term Debt [Line Items]
Short-term borrowings	253	135
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 3,811	¥ 3,000